Exhibit 99.2

Ford Credit Auto Lease Trust 2019-B
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of September 30, 2020,

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of September 30, 2020, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of September 30, 2020, leases with a total base residual value of $24,134,264.85 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in October 2020. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of September 30, 2020,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2020-	September	$823,543,847.96
	October	$778,518,944.26	$14,863,445.59	8.15%	$35,392,299.88	5.02%
	November	$751,088,173.50	$14,483,845.11	7.95%	$18,041,045.10	2.56%
	December	$720,831,481.77	$14,050,532.93	7.71%	$21,120,788.65	3.00%
2021-	January	$695,364,141.70	$13,707,432.54	7.52%	$16,476,562.50	2.34%
	February	$660,457,548.79	$13,208,244.89	7.25%	$26,248,322.02	3.73%
	March	$626,338,692.26	$12,712,275.91	6.97%	$25,728,184.02	3.65%
	April	$590,825,175.55	$12,165,219.00	6.67%	$27,446,678.39	3.90%
	May	$553,562,088.41	$11,524,512.88	6.32%	$29,604,611.56	4.20%
	June	$518,071,574.98	$10,905,013.68	5.98%	$28,207,743.30	4.00%
	July	$480,955,971.40	$10,223,927.20	5.61%	$30,281,737.00	4.30%
	August	$444,644,493.73	$9,537,321.53	5.23%	$29,921,385.20	4.25%
	September	$410,766,557.40	$8,886,758.37	4.88%	$27,900,834.95	3.96%
	October	$378,949,918.09	$8,278,217.16	4.54%	$26,226,352.35	3.72%
	November	$325,712,537.82	$7,155,112.61	3.93%	$48,562,023.00	6.89%
	December	$266,351,729.95	$5,883,931.97	3.23%	$55,608,212.33	7.89%
2022-	January	$222,689,147.28	$4,939,001.53	2.71%	$40,466,567.80	5.74%
	February	$171,694,721.72	$3,848,941.29	2.11%	$48,602,833.95	6.90%
	March	$122,780,520.64	$2,814,112.80	1.54%	$47,223,688.06	6.70%
	April	$69,938,726.33	$1,649,378.92	0.90%	$51,995,812.19	7.38%
	May	$43,655,542.38	$1,052,194.90	0.58%	$25,688,634.73	3.65%
	June	$13,579,030.49	$349,305.94	0.19%	$30,012,802.52	4.26%
	July	$452,118.59	$12,958.78	0.01%	$13,202,798.54	1.87%
	August	$253,468.80	$7,963.13	0.00%	$193,659.75	0.03%
	September	$216,189.82	$7,205.02	0.00%	$31,747.10	0.00%
	October	$193,449.70	$6,822.90	0.00%	$17,346.00	0.00%
	November	$169,368.48	$6,032.78	0.00%	$19,328.00	0.00%
	December	$115,198.92	$4,080.51	0.00%	$51,197.00	0.01%
2023-	January	$85,422.16	$2,893.35	0.00%	$27,637.00	0.00%
	February	$49,529.82	$1,715.15	0.00%	$34,736.00	0.00%
	March	$9,547.54	$482.28	0.00%	$39,824.00	0.01%
	April	$0.00	$0.00	0.00%	$9,610.00	0.00%

Total			182,288,880.65	100.00%	$704,385,002.89	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$886,673,883.54

Ford Credit Auto Lease Trust 2019-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
JULY 2020	Car	287	75.53%	$2,305	6.88%	16.89%
	CUV	738	74.17%	$2,589	6.90%	14.89%
	SUV	14	58.33%	$8,836	11.78%	25.51%
	Truck	260	62.65%	$6,318	12.19%	23.08%

	Total/Average	1,299	71.61%	$3,340	8.37%	17.82%

AUGUST 2020	Car	188	61.44%	$3,247	9.31%	23.49%
	CUV	554	64.87%	$3,616	9.64%	21.46%
	SUV	7	30.43%	$9,451	13.06%	29.31%
	Truck	179	45.78%	$7,487	14.63%	27.90%

	Total/Average	928	58.96%	$4,332	10.86%	23.70%

SEPTEMBER 2020	Car	151	51.89%	$2,997	8.75%	22.05%
	CUV	481	60.89%	$3,384	8.90%	20.05%
	SUV	8	34.78%	$7,359	9.61%	20.59%
	Truck	178	46.72%	$6,184	12.26%	23.90%

	Total/Average	818	55.08%	$3,960	9.80%	21.51%